UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Fifty®

September 30, 2010

1.808769.106

FIF-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Hotels, Restaurants & Leisure - 3.5%
Las Vegas Sands Corp. (a)(c)	287,200	$ 10,008,920
Starbucks Corp.	554,500	14,184,110
		24,193,030
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. (a)	100	15,706
Leisure Equipment & Products - 2.5%
Hasbro, Inc.	392,501	17,470,220
Media - 6.5%
DIRECTV (a)	676,084	28,145,377
The Walt Disney Co.	533,141	17,652,299
		45,797,676
Multiline Retail - 4.2%
Dollar General Corp. (c)	1,003,442	29,350,679
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	100	8,014
TOTAL CONSUMER DISCRETIONARY		116,835,325
CONSUMER STAPLES - 14.1%
Beverages - 11.1%
Anheuser-Busch InBev SA NV	723,133	42,542,427
The Coca-Cola Co.	601,744	35,214,059
		77,756,486
Food Products - 0.0%
Hershey Co.	200	9,518
Tobacco - 3.0%
Philip Morris International, Inc.	377,978	21,174,328
TOTAL CONSUMER STAPLES		98,940,332
ENERGY - 9.6%
Energy Equipment & Services - 2.0%
Weatherford International Ltd. (a)	817,480	13,978,908
Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.	130,961	10,614,389
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc.	494,812	$ 7,357,854
Exxon Mobil Corp.	571,359	35,304,273
		53,276,516
TOTAL ENERGY		67,255,424
FINANCIALS - 8.0%
Commercial Banks - 1.6%
PNC Financial Services Group, Inc.	214,443	11,131,736
Diversified Financial Services - 3.9%
JPMorgan Chase & Co.	372,909	14,196,646
Moody's Corp. (c)	416,566	10,405,819
NBH Holdings Corp. Class A (a)(d)	131,400	2,562,300
		27,164,765
Insurance - 2.5%
Berkshire Hathaway, Inc. Class B (a)	216,739	17,919,981
TOTAL FINANCIALS		56,216,482
HEALTH CARE - 10.9%
Health Care Equipment & Supplies - 1.1%
Edwards Lifesciences Corp. (a)	115,567	7,748,767
Health Care Providers & Services - 4.0%
McKesson Corp.	453,400	28,011,052
Pharmaceuticals - 5.8%
Merck & Co., Inc.	494,100	18,187,821
Pfizer, Inc.	1,293,534	22,209,979
		40,397,800
TOTAL HEALTH CARE		76,157,619
INDUSTRIALS - 6.0%
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	100	6,669
Commercial Services & Supplies - 3.0%
Iron Mountain, Inc.	377,600	8,435,584
Waste Management, Inc.	349,361	12,486,162
		20,921,746
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
3M Co.	100	$ 8,671
Machinery - 1.9%
Caterpillar, Inc.	100	7,868
Ingersoll-Rand Co. Ltd.	353,400	12,619,914
WABCO Holdings, Inc. (a)	24,500	1,027,530
		13,655,312
Road & Rail - 1.1%
America Latina Logistica SA unit	763,400	7,779,815
TOTAL INDUSTRIALS		42,372,213
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 4.7%
HTC Corp.	179,000	4,067,660
Juniper Networks, Inc. (a)	240,417	7,296,656
QUALCOMM, Inc.	331,291	14,947,850
Tekelec (a)	521,100	6,753,456
		33,065,622
Computers & Peripherals - 4.1%
Apple, Inc. (a)	102,626	29,120,128
Internet Software & Services - 7.3%
Akamai Technologies, Inc. (a)	265,586	13,327,105
Baidu.com, Inc. sponsored ADR (a)	77,700	7,973,574
eBay, Inc. (a)	1,213,273	29,603,861
Google, Inc. Class A (a)	100	52,579
		50,957,119
IT Services - 8.1%
Fiserv, Inc. (a)	389,215	20,947,551
MasterCard, Inc. Class A	159,266	35,675,584
		56,623,135
Software - 1.6%
Autonomy Corp. PLC (a)	388,628	11,068,640
TOTAL INFORMATION TECHNOLOGY		180,834,644
Common Stocks - continued
	Shares	Value
MATERIALS - 3.4%
Chemicals - 0.5%
Ecolab, Inc.	74,100	$ 3,759,834
The Mosaic Co.	970	56,997
		3,816,831
Metals & Mining - 2.9%
Agnico-Eagle Mines Ltd. (Canada)	196,200	13,950,940
Newcrest Mining Ltd.	167,680	6,430,026
		20,380,966
TOTAL MATERIALS		24,197,797
TOTAL COMMON STOCKS (Cost $602,597,535)		662,809,836
Nonconvertible Preferred Stocks - 4.0%

CONSUMER DISCRETIONARY - 4.0%
Automobiles - 4.0%
Volkswagen AG (Cost $21,401,069)	231,100	27,894,186
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.25% (e)	13,299,931	13,299,931
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	18,848,488	18,848,488
TOTAL MONEY MARKET FUNDS (Cost $32,148,419)	32,148,419
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $656,147,023)	722,852,441
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(21,418,474)
NET ASSETS - 100%	$ 701,433,967
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,562,300 or 0.4% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,348
Fidelity Securities Lending Cash Central Fund	7,166
Total	$ 25,514
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 144,729,511	$ 144,729,511	$ -	$ -
Consumer Staples	98,940,332	98,940,332	-	-
Energy	67,255,424	67,255,424	-	-
Financials	56,216,482	53,654,182	-	2,562,300
Health Care	76,157,619	76,157,619	-	-
Industrials	42,372,213	42,372,213	-	-
Information Technology	180,834,644	180,834,644	-	-
Materials	24,197,797	24,197,797	-	-
Money Market Funds	32,148,419	32,148,419	-	-
Total Investments in Securities:	$ 722,852,441	$ 720,290,141	$ -	$ 2,562,300
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,562,300
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,562,300
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $663,703,895. Net unrealized appreciation aggregated $59,148,546, of which $76,568,345 related to appreciated investment securities and $17,419,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

Fidelity Fund
Class K

September 30, 2010

1.808776.106

FID-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	479,340	$ 33,618
Hotels, Restaurants & Leisure - 0.6%
Starbucks Corp.	1,314,400	33,622
Household Durables - 1.1%
PulteGroup, Inc. (a)	1,854,500	16,245
Stanley Black & Decker, Inc.	656,500	40,230
		56,475
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	281,600	44,228
Media - 2.9%
Comcast Corp. Class A	1,711,800	30,949
McGraw-Hill Companies, Inc.	907,500	30,002
The Walt Disney Co.	2,741,300	90,764
		151,715
Multiline Retail - 0.7%
Target Corp.	651,900	34,838
Specialty Retail - 1.0%
Lowe's Companies, Inc.	1,587,100	35,376
Staples, Inc.	753,550	15,764
		51,140
Textiles, Apparel & Luxury Goods - 1.5%
Polo Ralph Lauren Corp. Class A	877,373	78,841
TOTAL CONSUMER DISCRETIONARY		484,477
CONSUMER STAPLES - 10.4%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	546,875	32,173
The Coca-Cola Co.	1,607,400	94,065
		126,238
Food & Staples Retailing - 0.9%
Walgreen Co.	1,418,500	47,520
Food Products - 2.8%
Archer Daniels Midland Co.	1,212,300	38,697
Kellogg Co.	547,600	27,659
Nestle SA	1,523,141	81,161
		147,517
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.4%
Colgate-Palmolive Co.	477,700	$ 36,716
Procter & Gamble Co.	593,244	35,577
		72,293
Personal Products - 0.8%
Herbalife Ltd.	645,700	38,968
Tobacco - 2.1%
British American Tobacco PLC (United Kingdom)	724,200	27,047
Philip Morris International, Inc.	1,497,400	83,884
		110,931
TOTAL CONSUMER STAPLES		543,467
ENERGY - 9.9%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	395,400	17,583
Schlumberger Ltd.	427,100	26,314
		43,897
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	482,700	27,538
Chevron Corp.	1,512,300	122,572
Exxon Mobil Corp.	1,615,100	99,797
Marathon Oil Corp.	1,793,600	59,368
Occidental Petroleum Corp.	1,615,000	126,455
Southern Union Co.	973,400	23,420
Southwestern Energy Co. (a)	400,900	13,406
		472,556
TOTAL ENERGY		516,453
FINANCIALS - 15.4%
Capital Markets - 2.4%
Charles Schwab Corp.	1,621,900	22,544
Goldman Sachs Group, Inc.	204,800	29,610
Morgan Stanley	1,581,400	39,029
T. Rowe Price Group, Inc.	690,100	34,550
		125,733
Commercial Banks - 5.6%
City National Corp.	329,200	17,471
Comerica, Inc.	756,600	28,108
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	2,164,900	$ 17,233
M&T Bank Corp. (c)	226,000	18,489
Regions Financial Corp.	3,840,900	27,923
SunTrust Banks, Inc.	1,610,800	41,607
Wells Fargo & Co.	4,786,300	120,280
Zions Bancorporation	910,051	19,439
		290,550
Consumer Finance - 1.5%
American Express Co.	1,847,892	77,667
Diversified Financial Services - 4.5%
Bank of America Corp.	3,775,435	49,496
Citigroup, Inc. (a)	19,178,100	74,795
JPMorgan Chase & Co.	2,944,200	112,086
		236,377
Insurance - 1.4%
Berkshire Hathaway, Inc. Class B (a)	860,200	71,121
TOTAL FINANCIALS		801,448
HEALTH CARE - 11.4%
Biotechnology - 3.0%
Amgen, Inc. (a)	938,700	51,732
Biogen Idec, Inc. (a)	527,600	29,609
Cephalon, Inc. (a)	240,200	14,998
Gilead Sciences, Inc. (a)	896,300	31,917
Incyte Corp. (a)	523,900	8,377
Theravance, Inc. (a)	250,300	5,031
Vertex Pharmaceuticals, Inc. (a)	356,700	12,331
		153,995
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	163,100	13,281
Covidien PLC	408,600	16,422
Thoratec Corp. (a)	364,025	13,462
William Demant Holding AS (a)	252,800	18,656
Zimmer Holdings, Inc. (a)	238,900	12,502
		74,323
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
Covance, Inc. (a)	341,200	$ 15,965
Life Technologies Corp. (a)	463,200	21,627
		37,592
Pharmaceuticals - 6.3%
Abbott Laboratories	500,600	26,151
Auxilium Pharmaceuticals, Inc. (a)(c)	513,300	12,720
Elan Corp. PLC sponsored ADR (a)	2,959,296	17,016
Johnson & Johnson	1,598,200	99,024
Merck & Co., Inc.	1,983,500	73,013
Novo Nordisk AS Series B sponsored ADR	181,600	17,877
Perrigo Co.	207,200	13,306
Pfizer, Inc.	1,821,297	31,272
Teva Pharmaceutical Industries Ltd. sponsored ADR	693,400	36,577
		326,956
TOTAL HEALTH CARE		592,866
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.3%
Goodrich Corp.	485,800	35,818
United Technologies Corp.	470,600	33,521
		69,339
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	591,400	24,549
Construction & Engineering - 0.5%
Fluor Corp.	561,000	27,786
Electrical Equipment - 1.2%
Cooper Industries PLC Class A	626,900	30,674
Regal-Beloit Corp.	485,700	28,506
		59,180
Industrial Conglomerates - 2.4%
General Electric Co.	5,436,000	88,335
Tyco International Ltd.	930,400	34,174
		122,509
Machinery - 4.3%
Caterpillar, Inc.	643,300	50,615
Cummins, Inc.	732,100	66,314
Danaher Corp.	852,200	34,608
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	397,700	$ 27,752
Ingersoll-Rand Co. Ltd.	1,282,800	45,809
		225,098
Road & Rail - 3.4%
CSX Corp.	976,100	53,998
Union Pacific Corp.	1,513,300	123,788
		177,786
TOTAL INDUSTRIALS		706,247
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 3.0%
HTC Corp.	984,000	22,361
Juniper Networks, Inc. (a)	1,270,800	38,569
Motorola, Inc. (a)	3,096,200	26,411
QUALCOMM, Inc.	1,468,100	66,241
		153,582
Computers & Peripherals - 6.4%
Apple, Inc. (a)	984,900	279,459
Hewlett-Packard Co.	935,966	39,376
NetApp, Inc. (a)	271,300	13,508
		332,343
Electronic Equipment & Components - 3.0%
Agilent Technologies, Inc. (a)	979,000	32,669
Amphenol Corp. Class A	2,505,238	122,707
		155,376
Internet Software & Services - 3.4%
Baidu.com, Inc. sponsored ADR (a)	180,100	18,482
eBay, Inc. (a)	1,949,300	47,563
Google, Inc. Class A (a)	184,700	97,113
TelecityGroup PLC (a)	1,644,400	12,800
		175,958
IT Services - 0.5%
International Business Machines Corp.	197,700	26,519
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV	793,000	23,576
GT Solar International, Inc. (a)	1,388,900	11,625
Jusung Engineering Co. Ltd. (a)	714,538	13,473
Lam Research Corp. (a)	790,400	33,078
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Manz Automation AG (a)	52,106	$ 3,517
Samsung Electronics Co. Ltd.	34,871	23,762
		109,031
Software - 2.7%
Citrix Systems, Inc. (a)	558,900	38,139
Oracle Corp.	2,827,400	75,916
Solera Holdings, Inc.	369,200	16,304
VMware, Inc. Class A (a)	149,500	12,699
		143,058
TOTAL INFORMATION TECHNOLOGY		1,095,867
MATERIALS - 3.5%
Chemicals - 2.1%
Albemarle Corp.	285,100	13,346
LyondellBasell Industries NV:
Class A (a)	1,128,901	26,981
Class B (a)	751,778	17,930
Solutia, Inc. (a)	1,400,700	22,439
W.R. Grace & Co. (a)	980,000	27,381
		108,077
Metals & Mining - 1.0%
Goldcorp, Inc.	598,900	26,023
Newcrest Mining Ltd.	659,348	25,284
		51,307
Paper & Forest Products - 0.4%
Weyerhaeuser Co.	1,453,631	22,909
TOTAL MATERIALS		182,293
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp. (a)	8,567,200	39,666
UTILITIES - 0.9%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	591,400	21,426
PPL Corp.	658,300	17,926
		39,352
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	262,900	$ 8,697
TOTAL UTILITIES		48,049
TOTAL COMMON STOCKS (Cost $4,711,699)		5,010,833
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG (Cost $15,774)	141,700	17,103
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.25% (d)	156,517,636	156,518
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	14,523,500	14,524
TOTAL MONEY MARKET FUNDS (Cost $171,042)		171,042
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,898,515)		5,198,978
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,021
NET ASSETS - 100%		$ 5,204,999
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 141
Fidelity Securities Lending Cash Central Fund	10
Total	$ 151
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 501,580	$ 501,580	$ -	$ -
Consumer Staples	543,467	516,420	27,047	-
Energy	516,453	516,453	-	-
Financials	801,448	801,448	-	-
Health Care	592,866	592,866	-	-
Industrials	706,247	706,247	-	-
Information Technology	1,095,867	1,095,867	-	-
Materials	182,293	182,293	-	-
Telecommunication Services	39,666	39,666	-	-
Utilities	48,049	48,049	-	-
Money Market Funds	171,042	171,042	-	-
Total Investments in Securities:	$ 5,198,978	$ 5,171,931	$ 27,047	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $4,991,865,000. Net unrealized appreciation aggregated $207,113,000, of which $558,023,000 related to appreciated investment securities and $350,910,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

September 30, 2010

1.808775.106

CII-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.2%
Gentex Corp.	83,500	$ 1,629
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	17,805	1,249
Harley-Davidson, Inc.	188,579	5,363
		6,612
Diversified Consumer Services - 0.7%
Navitas Ltd.	502,977	2,066
Strayer Education, Inc. (c)	8,816	1,538
Universal Technical Institute, Inc.	81,450	1,592
		5,196
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	3,307	569
Denny's Corp. (a)	215,534	670
Home Inns & Hotels Management, Inc. sponsored ADR (a)	10,892	539
Marriott International, Inc. Class A	43,835	1,571
McDonald's Corp.	113,300	8,442
Starbucks Corp.	262,426	6,713
Starwood Hotels & Resorts Worldwide, Inc.	55,845	2,935
The Cheesecake Factory, Inc. (a)	111,198	2,943
		24,382
Household Durables - 0.4%
Mohawk Industries, Inc. (a)	54,412	2,900
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	103,639	16,278
Media - 1.8%
DIRECTV (a)	81,300	3,385
Discovery Communications, Inc. Class C (a)	88,350	3,374
Interpublic Group of Companies, Inc. (a)	315,508	3,165
McGraw-Hill Companies, Inc.	80,820	2,672
		12,596
Multiline Retail - 1.3%
Dollarama, Inc.	144,190	3,791
Dollarama, Inc. (d)	25,900	681
Target Corp.	87,050	4,652
		9,124
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	17,700	768
Lowe's Companies, Inc.	246,655	5,498
Ross Stores, Inc.	60,433	3,301
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	94,509	$ 4,218
Urban Outfitters, Inc. (a)	69,602	2,188
Vitamin Shoppe, Inc.	160,456	4,405
		20,378
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	102,400	4,399
lululemon athletica, Inc. (a)(c)	143,211	6,404
LVMH Moet Hennessy - Louis Vuitton	5,763	845
Polo Ralph Lauren Corp. Class A	49,868	4,481
		16,129
TOTAL CONSUMER DISCRETIONARY		115,224
CONSUMER STAPLES - 5.2%
Beverages - 0.7%
The Coca-Cola Co.	88,500	5,179
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	14,800	954
Walgreen Co.	115,862	3,881
Whole Foods Market, Inc. (a)	149,489	5,548
		10,383
Food Products - 0.9%
Diamond Foods, Inc. (c)	86,779	3,557
Mead Johnson Nutrition Co. Class A	45,031	2,563
		6,120
Household Products - 1.3%
Colgate-Palmolive Co.	84,841	6,521
Procter & Gamble Co.	49,914	2,993
		9,514
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	29,753	1,881
Herbalife Ltd.	75,392	4,550
		6,431
TOTAL CONSUMER STAPLES		37,627
ENERGY - 6.0%
Energy Equipment & Services - 1.8%
Halliburton Co.	135,100	4,468
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	17,100	$ 760
Oceaneering International, Inc. (a)	13,100	706
Schlumberger Ltd.	107,401	6,617
		12,551
Oil, Gas & Consumable Fuels - 4.2%
Concho Resources, Inc. (a)	28,021	1,854
Denbury Resources, Inc. (a)	169,976	2,701
Exxon Mobil Corp.	322,337	19,917
Southwestern Energy Co. (a)	82,103	2,746
Whiting Petroleum Corp. (a)	31,500	3,009
		30,227
TOTAL ENERGY		42,778
FINANCIALS - 5.3%
Capital Markets - 0.8%
BlackRock, Inc. Class A	14,491	2,467
Charles Schwab Corp.	170,751	2,373
Goldman Sachs Group, Inc.	5,042	729
JMP Group, Inc.	30,900	188
		5,757
Commercial Banks - 1.6%
M&T Bank Corp. (c)	17,670	1,446
PNC Financial Services Group, Inc.	15,708	815
Wells Fargo & Co.	365,073	9,174
		11,435
Consumer Finance - 1.2%
American Express Co.	207,700	8,730
Diversified Financial Services - 1.0%
CME Group, Inc.	4,388	1,143
JPMorgan Chase & Co.	149,200	5,680
		6,823
Insurance - 0.5%
AFLAC, Inc.	64,300	3,325
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	87,100	1,592
TOTAL FINANCIALS		37,662
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.2%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	41,290	$ 2,657
Clinical Data, Inc. (a)	144,021	2,430
Human Genome Sciences, Inc. (a)	81,900	2,440
Incyte Corp. (a)	151,137	2,417
United Therapeutics Corp. (a)	165,302	9,259
		19,203
Health Care Equipment & Supplies - 1.5%
AGA Medical Holdings, Inc.	159,572	2,228
C. R. Bard, Inc.	7,577	617
DENTSPLY International, Inc.	12,332	394
Edwards Lifesciences Corp. (a)	53,638	3,596
NuVasive, Inc. (a)(c)	73,698	2,590
Sonova Holding AG Class B	10,307	1,259
		10,684
Health Care Providers & Services - 3.4%
Emergency Medical Services Corp. Class A (a)	42,800	2,279
Express Scripts, Inc. (a)	202,552	9,864
Henry Schein, Inc. (a)	19,777	1,159
Medco Health Solutions, Inc. (a)	137,106	7,138
VCA Antech, Inc. (a)	182,684	3,853
		24,293
Life Sciences Tools & Services - 1.7%
Illumina, Inc. (a)	143,076	7,039
Life Technologies Corp. (a)	72,998	3,408
QIAGEN NV (a)	88,470	1,569
		12,016
Pharmaceuticals - 3.9%
Allergan, Inc.	24,600	1,637
Novo Nordisk AS Series B	103,996	10,292
Perrigo Co.	87,200	5,600
Teva Pharmaceutical Industries Ltd. sponsored ADR	64,222	3,388
Valeant Pharmaceuticals International, Inc.	297,025	7,492
		28,409
TOTAL HEALTH CARE		94,605
INDUSTRIALS - 14.0%
Aerospace & Defense - 5.9%
Esterline Technologies Corp. (a)	63,021	3,607
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Goodrich Corp.	80,121	$ 5,907
Honeywell International, Inc.	151,839	6,672
Precision Castparts Corp.	49,100	6,253
TransDigm Group, Inc.	25,858	1,604
United Technologies Corp.	255,300	18,185
		42,228
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	55,100	3,853
Airlines - 0.4%
Southwest Airlines Co.	236,090	3,086
Building Products - 0.3%
Lennox International, Inc.	42,278	1,763
Commercial Services & Supplies - 1.0%
Higher One Holdings, Inc. (a)(c)	112,023	1,847
Republic Services, Inc.	145,900	4,448
Waste Connections, Inc. (a)	30,100	1,194
		7,489
Construction & Engineering - 0.1%
Fluor Corp.	15,200	753
Electrical Equipment - 0.9%
Acuity Brands, Inc.	43,666	1,932
AMETEK, Inc.	83,500	3,989
Crompton Greaves Ltd.	115,099	808
		6,729
Industrial Conglomerates - 1.0%
3M Co.	79,608	6,903
Machinery - 2.6%
Cummins, Inc.	70,700	6,404
Danaher Corp.	99,000	4,020
Gardner Denver, Inc.	30,209	1,622
Ingersoll-Rand Co. Ltd.	43,823	1,565
PACCAR, Inc.	51,500	2,480
WABCO Holdings, Inc. (a)	18,046	757
Weg SA	183,000	2,011
		18,859
Professional Services - 0.8%
51job, Inc. sponsored ADR (a)(c)	21,310	798
CoStar Group, Inc. (a)	9,065	442
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)	12,098	$ 823
Robert Half International, Inc.	132,200	3,437
		5,500
Road & Rail - 0.5%
Union Pacific Corp.	41,368	3,384
TOTAL INDUSTRIALS		100,547
INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 12.5%
Cisco Systems, Inc. (a)	1,536,063	33,640
DG FastChannel, Inc. (a)	39,777	865
Juniper Networks, Inc. (a)	704,369	21,378
Polycom, Inc. (a)	108,387	2,957
QUALCOMM, Inc.	619,779	27,964
Riverbed Technology, Inc. (a)	64,694	2,949
		89,753
Computers & Peripherals - 7.7%
Apple, Inc. (a)	159,469	45,244
EMC Corp. (a)	123,240	2,503
NetApp, Inc. (a)	156,356	7,785
		55,532
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	286,177	9,550
Corning, Inc.	75,526	1,381
IPG Photonics Corp. (a)	24,967	603
Keyence Corp.	3,200	698
		12,232
Internet Software & Services - 6.1%
Baidu.com, Inc. sponsored ADR (a)	68,150	6,994
eBay, Inc. (a)	196,000	4,782
Google, Inc. Class A (a)	33,043	17,374
KIT Digital, Inc. (a)(c)	82,801	993
The Knot, Inc. (a)	78,638	718
VeriSign, Inc. (a)	187,782	5,960
WebMD Health Corp. (a)	133,286	6,647
		43,468
IT Services - 2.7%
Accenture PLC Class A	39,915	1,696
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	108,000	$ 6,963
Fidelity National Information Services, Inc.	24,100	654
MasterCard, Inc. Class A	14,038	3,145
RightNow Technologies, Inc. (a)	43,835	864
Visa, Inc. Class A	81,144	6,026
		19,348
Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC	160,500	999
ARM Holdings PLC sponsored ADR (c)	328,681	6,166
Avago Technologies Ltd. (a)	174,586	3,930
Monolithic Power Systems, Inc. (a)	194,210	3,171
		14,266
Software - 3.7%
Citrix Systems, Inc. (a)	101,667	6,938
Concur Technologies, Inc. (a)	15,551	769
Fortinet, Inc. (c)	77,336	1,933
Informatica Corp. (a)	31,800	1,221
Kingdee International Software Group Co. Ltd.	1,698,000	794
Oracle Corp.	146,328	3,929
Red Hat, Inc. (a)	42,500	1,743
Salesforce.com, Inc. (a)	28,850	3,225
Solera Holdings, Inc.	10,167	449
VanceInfo Technologies, Inc. ADR (a)(c)	49,435	1,599
VMware, Inc. Class A (a)	49,515	4,206
		26,806
TOTAL INFORMATION TECHNOLOGY		261,405
MATERIALS - 2.2%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	93,900	7,777
Ecolab, Inc.	16,387	831
Sherwin-Williams Co.	18,929	1,422
		10,030
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.8%
Consolidated Thompson Iron Mines Ltd. (a)	416,200	$ 3,568
Newmont Mining Corp.	34,400	2,161
		5,729
TOTAL MATERIALS		15,759
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Syniverse Holdings, Inc. (a)	85,100	1,929
Vivo Participacoes SA sponsored ADR	195,800	5,320
		7,249
TOTAL COMMON STOCKS (Cost $638,995)		712,856
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.25% (e)	3,891,249	3,891
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	19,080,754	19,081
TOTAL MONEY MARKET FUNDS (Cost $22,972)		22,972
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $661,967)		735,828
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(18,640)
NET ASSETS - 100%		$ 717,188
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $681,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	48
Total	$ 50
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 115,224	$ 115,224	$ -	$ -
Consumer Staples	37,627	37,627	-	-
Energy	42,778	42,778	-	-
Financials	37,662	37,662	-	-
Health Care	94,605	84,313	10,292	-
Industrials	100,547	100,547	-	-
Information Technology	261,405	259,708	1,697	-
Materials	15,759	15,759	-	-
Telecommunication Services	7,249	7,249	-	-
Money Market Funds	22,972	22,972	-	-
Total Investments in Securities:	$ 735,828	$ 723,839	$ 11,989	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $666,994,000. Net unrealized appreciation aggregated $68,834,000, of which $106,257,000 related to appreciated investment securities and $37,423,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock Fund

September 30, 2010

1.808770.106

GII-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.5%
Johnson Controls, Inc.	107,500	$ 3,278,750
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	50,700	1,937,247
Yum! Brands, Inc.	20,300	935,018
		2,872,265
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	13,600	2,136,016
Media - 1.6%
Comcast Corp. Class A (special) (non-vtg.)	336,400	5,722,164
Time Warner, Inc.	48,100	1,474,265
Viacom, Inc. Class B (non-vtg.)	64,600	2,337,874
		9,534,303
Multiline Retail - 1.4%
Kohl's Corp. (a)	21,900	1,153,692
Target Corp.	130,000	6,947,200
		8,100,892
Specialty Retail - 4.4%
Best Buy Co., Inc.	145,200	5,928,516
Home Depot, Inc.	165,700	5,249,376
Lowe's Companies, Inc.	313,700	6,992,373
Staples, Inc.	402,743	8,425,384
		26,595,649
TOTAL CONSUMER DISCRETIONARY		52,517,875
CONSUMER STAPLES - 8.0%
Beverages - 2.5%
Diageo PLC sponsored ADR	4,100	282,941
PepsiCo, Inc.	130,400	8,663,776
The Coca-Cola Co.	101,400	5,933,928
		14,880,645
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	66,800	2,102,196
Walgreen Co.	177,100	5,932,850
		8,035,046
Food Products - 1.0%
Archer Daniels Midland Co.	53,500	1,707,720
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Danone	63,617	$ 3,805,516
Nestle SA	11,240	598,925
		6,112,161
Household Products - 1.3%
Colgate-Palmolive Co.	32,700	2,513,322
Kimberly-Clark Corp.	61,800	4,020,090
Reckitt Benckiser Group PLC	22,000	1,209,977
		7,743,389
Personal Products - 0.1%
Beiersdorf AG	7,200	440,760
Tobacco - 1.8%
Philip Morris International, Inc.	191,730	10,740,715
TOTAL CONSUMER STAPLES		47,952,716
ENERGY - 13.3%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	84,100	3,582,660
Halliburton Co.	96,000	3,174,720
Schlumberger Ltd.	71,703	4,417,622
Weatherford International Ltd. (a)	219,100	3,746,610
		14,921,612
Oil, Gas & Consumable Fuels - 10.8%
Chesapeake Energy Corp.	18,300	414,495
Chevron Corp.	219,400	17,782,370
Exxon Mobil Corp.	461,271	28,501,935
Hess Corp.	51,400	3,038,768
Marathon Oil Corp.	89,300	2,955,830
Occidental Petroleum Corp.	62,200	4,870,260
Southwestern Energy Co. (a)	56,300	1,882,672
Suncor Energy, Inc.	117,700	3,832,758
Total SA sponsored ADR	23,700	1,222,920
		64,502,008
TOTAL ENERGY		79,423,620
FINANCIALS - 18.6%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	175,700	4,591,041
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	38,100	$ 529,590
Morgan Stanley	184,400	4,550,992
		9,671,623
Commercial Banks - 8.0%
Banco Santander SA	66,864	848,749
BB&T Corp.	214,300	5,160,344
Intesa Sanpaolo SpA	92,666	301,007
PNC Financial Services Group, Inc.	84,600	4,391,586
U.S. Bancorp, Delaware	392,700	8,490,174
Wells Fargo & Co.	1,152,353	28,958,630
		48,150,490
Diversified Financial Services - 8.8%
Bank of America Corp.	1,493,135	19,575,000
Citigroup, Inc. (a)	1,680,600	6,554,340
JPMorgan Chase & Co.	694,600	26,443,422
		52,572,762
Insurance - 0.2%
Allstate Corp.	38,800	1,224,140
TOTAL FINANCIALS		111,619,015
HEALTH CARE - 11.5%
Biotechnology - 1.6%
Amgen, Inc. (a)	146,690	8,084,086
Gilead Sciences, Inc. (a)	40,300	1,435,083
		9,519,169
Health Care Providers & Services - 1.8%
McKesson Corp.	65,800	4,065,124
Medco Health Solutions, Inc. (a)	64,900	3,378,694
UnitedHealth Group, Inc.	99,300	3,486,423
		10,930,241
Pharmaceuticals - 8.1%
Abbott Laboratories	132,400	6,916,576
Johnson & Johnson	202,500	12,546,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	341,800	$ 12,581,658
Pfizer, Inc.	950,900	16,326,953
		48,372,087
TOTAL HEALTH CARE		68,821,497
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	210,300	9,240,582
Precision Castparts Corp.	14,100	1,795,635
United Technologies Corp.	54,100	3,853,543
		14,889,760
Air Freight & Logistics - 1.0%
FedEx Corp.	21,200	1,812,600
United Parcel Service, Inc. Class B	64,100	4,274,829
		6,087,429
Industrial Conglomerates - 2.1%
3M Co.	22,300	1,933,633
General Electric Co.	479,000	7,783,750
Koninklijke Philips Electronics NV unit	60,700	1,901,124
Tyco International Ltd.	22,900	841,117
		12,459,624
Machinery - 2.9%
Danaher Corp.	70,600	2,867,066
Deere & Co.	20,500	1,430,490
Ingersoll-Rand Co. Ltd.	257,600	9,198,896
PACCAR, Inc.	83,300	4,010,895
		17,507,347
Road & Rail - 0.9%
Union Pacific Corp.	62,000	5,071,600
TOTAL INDUSTRIALS		56,015,760
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	949,400	20,791,860
Juniper Networks, Inc. (a)	157,600	4,783,160
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc. (a)	74,300	$ 633,779
QUALCOMM, Inc.	233,700	10,544,544
		36,753,343
Computers & Peripherals - 5.4%
Apple, Inc. (a)	70,300	19,947,625
EMC Corp. (a)	369,300	7,500,483
Hewlett-Packard Co.	120,600	5,073,642
		32,521,750
Electronic Equipment & Components - 1.0%
Corning, Inc.	323,000	5,904,440
Internet Software & Services - 2.6%
eBay, Inc. (a)	178,700	4,360,280
Google, Inc. Class A (a)	21,250	11,173,038
		15,533,318
IT Services - 4.7%
Accenture PLC Class A	60,100	2,553,649
International Business Machines Corp.	88,600	11,884,804
MasterCard, Inc. Class A	38,700	8,668,800
Visa, Inc. Class A	67,600	5,019,976
		28,127,229
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	117,800	1,375,904
ASML Holding NV	170,300	5,063,019
Broadcom Corp. Class A	44,200	1,564,238
KLA-Tencor Corp.	52,300	1,842,529
Taiwan Semiconductor Manufacturing Co. Ltd.	924,974	1,832,959
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	298,500	3,026,790
Texas Instruments, Inc.	243,200	6,600,448
		21,305,887
Software - 2.3%
Adobe Systems, Inc. (a)	51,000	1,333,650
Autonomy Corp. PLC (a)	214,047	6,096,342
Oracle Corp.	238,900	6,414,465
		13,844,457
TOTAL INFORMATION TECHNOLOGY		153,990,424
Common Stocks - continued
	Shares	Value
MATERIALS - 2.3%
Chemicals - 2.1%
Dow Chemical Co.	146,100	$ 4,011,906
E.I. du Pont de Nemours & Co.	137,518	6,136,053
Monsanto Co.	39,400	1,888,442
The Mosaic Co.	11,200	658,112
		12,694,513
Metals & Mining - 0.2%
Alcoa, Inc.	25,800	312,438
Nucor Corp.	27,800	1,061,960
		1,374,398
TOTAL MATERIALS		14,068,911
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	75,300	2,454,027
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	389,000	1,801,070
Vodafone Group PLC sponsored ADR	13,800	342,378
		2,143,448
TOTAL TELECOMMUNICATION SERVICES		4,597,475
UTILITIES - 0.2%
Electric Utilities - 0.1%
PPL Corp.	28,600	778,778
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	17,500	578,900
TOTAL UTILITIES		1,357,678
TOTAL COMMON STOCKS (Cost $592,422,677)		590,364,971
Nonconvertible Preferred Stocks - 1.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Porsche Automobil Holding SE	63,900	$ 3,164,680
Volkswagen AG	32,900	3,971,089
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,515,978)		7,135,769
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $598,938,655)		597,500,740
NET OTHER ASSETS (LIABILITIES) - 0.2%		950,356
NET ASSETS - 100%		$ 598,451,096
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,041
Fidelity Securities Lending Cash Central Fund	1,635
Total	$ 2,676
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 59,653,644	$ 59,653,644	$ -	$ -
Consumer Staples	47,952,716	47,952,716	-	-
Energy	79,423,620	79,423,620	-	-
Financials	111,619,015	110,770,266	848,749	-
Health Care	68,821,497	68,821,497	-	-
Industrials	56,015,760	56,015,760	-	-
Information Technology	153,990,424	152,157,465	1,832,959	-
Materials	14,068,911	14,068,911	-	-
Telecommunication Services	4,597,475	4,597,475	-	-
Utilities	1,357,678	1,357,678	-	-
Total Investments in Securities:	$ 597,500,740	$ 594,819,032	$ 2,681,708	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $607,602,750. Net unrealized depreciation aggregated $10,102,010, of which $34,856,307 related to appreciated investment securities and $44,958,317 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Mega Cap Stock Fund

1.864816.102

AGII-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.5%
Johnson Controls, Inc.	107,500	$ 3,278,750
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	50,700	1,937,247
Yum! Brands, Inc.	20,300	935,018
		2,872,265
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	13,600	2,136,016
Media - 1.6%
Comcast Corp. Class A (special) (non-vtg.)	336,400	5,722,164
Time Warner, Inc.	48,100	1,474,265
Viacom, Inc. Class B (non-vtg.)	64,600	2,337,874
		9,534,303
Multiline Retail - 1.4%
Kohl's Corp. (a)	21,900	1,153,692
Target Corp.	130,000	6,947,200
		8,100,892
Specialty Retail - 4.4%
Best Buy Co., Inc.	145,200	5,928,516
Home Depot, Inc.	165,700	5,249,376
Lowe's Companies, Inc.	313,700	6,992,373
Staples, Inc.	402,743	8,425,384
		26,595,649
TOTAL CONSUMER DISCRETIONARY		52,517,875
CONSUMER STAPLES - 8.0%
Beverages - 2.5%
Diageo PLC sponsored ADR	4,100	282,941
PepsiCo, Inc.	130,400	8,663,776
The Coca-Cola Co.	101,400	5,933,928
		14,880,645
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	66,800	2,102,196
Walgreen Co.	177,100	5,932,850
		8,035,046
Food Products - 1.0%
Archer Daniels Midland Co.	53,500	1,707,720
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Danone	63,617	$ 3,805,516
Nestle SA	11,240	598,925
		6,112,161
Household Products - 1.3%
Colgate-Palmolive Co.	32,700	2,513,322
Kimberly-Clark Corp.	61,800	4,020,090
Reckitt Benckiser Group PLC	22,000	1,209,977
		7,743,389
Personal Products - 0.1%
Beiersdorf AG	7,200	440,760
Tobacco - 1.8%
Philip Morris International, Inc.	191,730	10,740,715
TOTAL CONSUMER STAPLES		47,952,716
ENERGY - 13.3%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	84,100	3,582,660
Halliburton Co.	96,000	3,174,720
Schlumberger Ltd.	71,703	4,417,622
Weatherford International Ltd. (a)	219,100	3,746,610
		14,921,612
Oil, Gas & Consumable Fuels - 10.8%
Chesapeake Energy Corp.	18,300	414,495
Chevron Corp.	219,400	17,782,370
Exxon Mobil Corp.	461,271	28,501,935
Hess Corp.	51,400	3,038,768
Marathon Oil Corp.	89,300	2,955,830
Occidental Petroleum Corp.	62,200	4,870,260
Southwestern Energy Co. (a)	56,300	1,882,672
Suncor Energy, Inc.	117,700	3,832,758
Total SA sponsored ADR	23,700	1,222,920
		64,502,008
TOTAL ENERGY		79,423,620
FINANCIALS - 18.6%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	175,700	4,591,041
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	38,100	$ 529,590
Morgan Stanley	184,400	4,550,992
		9,671,623
Commercial Banks - 8.0%
Banco Santander SA	66,864	848,749
BB&T Corp.	214,300	5,160,344
Intesa Sanpaolo SpA	92,666	301,007
PNC Financial Services Group, Inc.	84,600	4,391,586
U.S. Bancorp, Delaware	392,700	8,490,174
Wells Fargo & Co.	1,152,353	28,958,630
		48,150,490
Diversified Financial Services - 8.8%
Bank of America Corp.	1,493,135	19,575,000
Citigroup, Inc. (a)	1,680,600	6,554,340
JPMorgan Chase & Co.	694,600	26,443,422
		52,572,762
Insurance - 0.2%
Allstate Corp.	38,800	1,224,140
TOTAL FINANCIALS		111,619,015
HEALTH CARE - 11.5%
Biotechnology - 1.6%
Amgen, Inc. (a)	146,690	8,084,086
Gilead Sciences, Inc. (a)	40,300	1,435,083
		9,519,169
Health Care Providers & Services - 1.8%
McKesson Corp.	65,800	4,065,124
Medco Health Solutions, Inc. (a)	64,900	3,378,694
UnitedHealth Group, Inc.	99,300	3,486,423
		10,930,241
Pharmaceuticals - 8.1%
Abbott Laboratories	132,400	6,916,576
Johnson & Johnson	202,500	12,546,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	341,800	$ 12,581,658
Pfizer, Inc.	950,900	16,326,953
		48,372,087
TOTAL HEALTH CARE		68,821,497
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	210,300	9,240,582
Precision Castparts Corp.	14,100	1,795,635
United Technologies Corp.	54,100	3,853,543
		14,889,760
Air Freight & Logistics - 1.0%
FedEx Corp.	21,200	1,812,600
United Parcel Service, Inc. Class B	64,100	4,274,829
		6,087,429
Industrial Conglomerates - 2.1%
3M Co.	22,300	1,933,633
General Electric Co.	479,000	7,783,750
Koninklijke Philips Electronics NV unit	60,700	1,901,124
Tyco International Ltd.	22,900	841,117
		12,459,624
Machinery - 2.9%
Danaher Corp.	70,600	2,867,066
Deere & Co.	20,500	1,430,490
Ingersoll-Rand Co. Ltd.	257,600	9,198,896
PACCAR, Inc.	83,300	4,010,895
		17,507,347
Road & Rail - 0.9%
Union Pacific Corp.	62,000	5,071,600
TOTAL INDUSTRIALS		56,015,760
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	949,400	20,791,860
Juniper Networks, Inc. (a)	157,600	4,783,160
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc. (a)	74,300	$ 633,779
QUALCOMM, Inc.	233,700	10,544,544
		36,753,343
Computers & Peripherals - 5.4%
Apple, Inc. (a)	70,300	19,947,625
EMC Corp. (a)	369,300	7,500,483
Hewlett-Packard Co.	120,600	5,073,642
		32,521,750
Electronic Equipment & Components - 1.0%
Corning, Inc.	323,000	5,904,440
Internet Software & Services - 2.6%
eBay, Inc. (a)	178,700	4,360,280
Google, Inc. Class A (a)	21,250	11,173,038
		15,533,318
IT Services - 4.7%
Accenture PLC Class A	60,100	2,553,649
International Business Machines Corp.	88,600	11,884,804
MasterCard, Inc. Class A	38,700	8,668,800
Visa, Inc. Class A	67,600	5,019,976
		28,127,229
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	117,800	1,375,904
ASML Holding NV	170,300	5,063,019
Broadcom Corp. Class A	44,200	1,564,238
KLA-Tencor Corp.	52,300	1,842,529
Taiwan Semiconductor Manufacturing Co. Ltd.	924,974	1,832,959
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	298,500	3,026,790
Texas Instruments, Inc.	243,200	6,600,448
		21,305,887
Software - 2.3%
Adobe Systems, Inc. (a)	51,000	1,333,650
Autonomy Corp. PLC (a)	214,047	6,096,342
Oracle Corp.	238,900	6,414,465
		13,844,457
TOTAL INFORMATION TECHNOLOGY		153,990,424
Common Stocks - continued
	Shares	Value
MATERIALS - 2.3%
Chemicals - 2.1%
Dow Chemical Co.	146,100	$ 4,011,906
E.I. du Pont de Nemours & Co.	137,518	6,136,053
Monsanto Co.	39,400	1,888,442
The Mosaic Co.	11,200	658,112
		12,694,513
Metals & Mining - 0.2%
Alcoa, Inc.	25,800	312,438
Nucor Corp.	27,800	1,061,960
		1,374,398
TOTAL MATERIALS		14,068,911
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	75,300	2,454,027
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	389,000	1,801,070
Vodafone Group PLC sponsored ADR	13,800	342,378
		2,143,448
TOTAL TELECOMMUNICATION SERVICES		4,597,475
UTILITIES - 0.2%
Electric Utilities - 0.1%
PPL Corp.	28,600	778,778
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	17,500	578,900
TOTAL UTILITIES		1,357,678
TOTAL COMMON STOCKS (Cost $592,422,677)		590,364,971
Nonconvertible Preferred Stocks - 1.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Porsche Automobil Holding SE	63,900	$ 3,164,680
Volkswagen AG	32,900	3,971,089
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,515,978)		7,135,769
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $598,938,655)		597,500,740
NET OTHER ASSETS (LIABILITIES) - 0.2%		950,356
NET ASSETS - 100%		$ 598,451,096
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,041
Fidelity Securities Lending Cash Central Fund	1,635
Total	$ 2,676
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 59,653,644	$ 59,653,644	$ -	$ -
Consumer Staples	47,952,716	47,952,716	-	-
Energy	79,423,620	79,423,620	-	-
Financials	111,619,015	110,770,266	848,749	-
Health Care	68,821,497	68,821,497	-	-
Industrials	56,015,760	56,015,760	-	-
Information Technology	153,990,424	152,157,465	1,832,959	-
Materials	14,068,911	14,068,911	-	-
Telecommunication Services	4,597,475	4,597,475	-	-
Utilities	1,357,678	1,357,678	-	-
Total Investments in Securities:	$ 597,500,740	$ 594,819,032	$ 2,681,708	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $607,602,750. Net unrealized depreciation aggregated $10,102,010, of which $34,856,307 related to appreciated investment securities and $44,958,317 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010